North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 8.3%
	Ally Auto Receivables Trust 2018-1
$176,000	2.530%, 02/15/2023	$177,824
	Americredit Automobile Receivables Trust 2019-1
48,569	2.970%, 11/20/2023	49,182
	Burlington Northern and Santa Fe Railway Co 2006-1 Pass Through Trust
6,856	5.720%, 01/15/2024	7,446
	Carmax Auto Owner Trust 2019-1
47,057	3.050%, 03/15/2024	48,070
	CNH Equipment Trust 2019-A
57,594	3.010%, 04/15/2024	59,036
	CNH Equipment Trust 2020-A
54,371	1.080%, 07/15/2023	54,553
	Exeter Automobile Receivables Trust 2021-1
32,000	0.340%, 03/15/2024[1]	32,002
	Federal Express Corp 1998 Pass Through Trust
4,742	6.720%, 07/15/2023	4,930
	Federal Express Corp 1999 Pass Through Trust
6,533	7.650%, 07/15/2024	7,054
	FedEx Corp 2020-1 Class AA Pass Through Trust
43,000	1.875%, 08/20/2035	43,424
	GM Financial Automobile Leasing Trust 2020-1
60,000	1.700%, 12/20/2023	61,146
	Santander Drive Auto Receivables Trust 2017-1
205,941	3.170%, 04/17/2023	207,537
	Santander Drive Auto Receivables Trust 2019-1
16,730	3.210%, 09/15/2023	16,765
	Santander Drive Auto Receivables Trust 2019-3
72,000	2.280%, 09/15/2023	72,501
	Santander Drive Auto Receivables Trust 2020-4
43,000	0.730%, 03/17/2025	43,264
	Union Pacific Railroad Co 2005 Pass Through Trust
24,060	5.082%, 01/02/2029	27,266
	World Financial Network Credit Card Master Trust
89,000	2.490%, 04/15/2026	91,709
250,000	2.210%, 07/15/2026	257,658
	World Omni Auto Receivables Trust 2018-A
27,797	2.500%, 04/17/2023	28,072
	World Omni Auto Receivables Trust 2019-A
31,244	3.040%, 05/15/2024	31,874
	World Omni Auto Receivables Trust 2019-C
162,000	1.960%, 12/15/2024	165,339
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,485,352)	1,486,652

	CORPORATE BONDS - 27.9%
	COMMUNICATION SERVICES - 2.9%
	Diversified Telecommunication Services - 1.3%
	AT&T, Inc.
75,000	4.350%, 03/01/2029	88,030
	Verizon Communications, Inc.
112,000	0.850%, 11/20/2025	111,870
13,000	4.329%, 09/21/2028	15,456
17,000	4.016%, 12/03/2029	19,927
		235,283
	Entertainment - 0.7%
	The Walt Disney Co.
27,000	1.750%, 01/13/2026	28,167
96,000	2.000%, 09/01/2029	98,523
		126,690
	Media - 0.9%
	Comcast Corp.
35,000	3.600%, 03/01/2024	38,434
73,000	3.950%, 10/15/2025	83,231
	Fox Corp.
43,000	3.050%, 04/07/2025	46,895
		168,560

	TOTAL COMMUNICATION SERVICES	530,533

	CONSUMER DISCRETIONARY - 3.3%
	Automobiles - 1.8%
	American Honda Finance Corp.
32,000	2.400%, 06/27/2024	33,985
	General Motors Financial Co, Inc.
149,000	5.100%, 01/17/2024	166,626
	Toyota Motor Credit Corp.
112,000	3.000%, 04/01/2025	122,462
		323,073
	Hotels, Restaurants & Leisure - 1.0%
	McDonald's Corp.
14,000	3.300%, 07/01/2025	15,487
31,000	3.600%, 07/01/2030	35,576
	Starbucks Corp.
32,000	2.000%, 03/12/2027	33,701
76,000	3.550%, 08/15/2029	86,975
		171,739

	Internet & Direct Marketing Retail - 0.5%
	Amazon.com, Inc.
6,000	1.200%, 06/03/2027	6,074
	Booking Holdings, Inc.
7,000	3.650%, 03/15/2025	7,736
74,000	3.600%, 06/01/2026	83,267
		97,077

	TOTAL CONSUMER DISCRETIONARY	591,889

	CONSUMER STAPLES - 1.5%
	Beverages - 1.0%
	Anheuser-Busch InBev Worldwide, Inc.
34,000	4.750%, 01/23/2029	41,214
	The Coca-Cola Co.
82,000	1.650%, 06/01/2030	82,039
	PepsiCo, Inc.
56,000	2.625%, 03/19/2027	61,377
		184,630
	Tobacco - 0.5%
	BAT Capital Corp.
25,000	3.557%, 08/15/2027	27,779
24,000	4.906%, 04/02/2030	28,397
	Philip Morris International, Inc.
33,000	2.750%, 02/25/2026	35,817
		91,993

	TOTAL CONSUMER STAPLES	276,623

	ENERGY - 2.7%
	Energy Equipment & Services - 0.1%
	Halliburton Co.
20,000	2.920%, 03/01/2030	20,690

	Oil, Gas & Consumable Fuels - 2.6%
	BP Capital Markets America, Inc.
81,000	2.750%, 05/10/2023	85,272
22,000	3.543%, 04/06/2027	24,957
	Chevron Corp.
46,000	2.954%, 05/16/2026	50,471
	Equinor ASA
42,000	3.125%, 04/06/2030[2]	46,758
	Exxon Mobil Corp.
113,000	3.043%, 03/01/2026	124,124
	Shell International Finance BV
120,000	2.375%, 11/07/2029[2]	126,465
		458,047

	TOTAL ENERGY	478,737

	FINANCIALS - 11.6%
	Banks - 9.2%
	Bank of America Corp.
81,000	3.004% (3 Month LIBOR USD + 0.790%), 12/20/2023[5]	84,867
112,000	3.194% (3 Month LIBOR USD + 1.180%), 07/23/2030[5]	123,317
	Bank of Montreal
24,000	1.850%, 05/01/2025[2]	25,071
	The Bank of Nova Scotia
67,000	1.300%, 06/11/2025[2]	68,375
	Citigroup, Inc.
154,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025[5]	166,669
	Comerica, Inc.
22,000	3.700%, 07/31/2023	23,721
	Fifth Third Bancorp
35,000	3.650%, 01/25/2024	38,049
	F.N.B. Corp.
38,000	2.200%, 02/24/2023	38,720
	JPMorgan Chase & Co.
203,000	4.023% (3 Month LIBOR USD + 1.000%), 12/05/2024[5]	222,772
120,000	2.005% (SOFR + 1.585%), 03/13/2026[5]	125,194
	The PNC Financial Services Group, Inc.
28,000	3.500%, 01/23/2024	30,471
153,000	2.550%, 01/22/2030	163,667
	Royal Bank of Canada
59,000	3.700%, 10/05/2023[2]	64,190
43,000	1.150%, 06/10/2025[2]	43,664
	The Toronto-Dominion Bank
32,000	2.650%, 06/12/2024[2]	34,292
47,000	1.150%, 06/12/2025[2]	47,789
	Truist Financial Corp.
6,000	2.200%, 03/16/2023	6,226
36,000	2.500%, 08/01/2024	38,373
39,000	1.200%, 08/05/2025	39,846
	U.S. Bancorp
47,000	2.400%, 07/30/2024	50,009
53,000	1.450%, 05/12/2025	54,741
	Wells Fargo & Co.
128,000	2.188% (SOFR + 2.000%), 04/30/2026[5]	134,045
	Westpac Banking Corp.
8,000	3.300%, 02/26/2024[2]	8,690
16,000	2.650%, 01/16/2030[2]	17,630
		1,650,388

	Capital Markets - 1.9%
	The Goldman Sachs Group, Inc.
153,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025[5]	166,595
11,000	2.600%, 02/07/2030	11,643
29,000	1.992% (SOFR + 1.090%), 01/27/2032[5]	29,097
	Morgan Stanley
117,000	2.720% (SOFR + 1.152%), 07/22/2025[5]	124,879
		332,214
	Insurance - 0.5%
	American International Group, Inc.
82,000	3.750%, 07/10/2025	91,420

	TOTAL FINANCIALS	2,074,022

	HEALTH CARE - 0.3%
	Health Care Providers & Services - 0.1%
	CVS Health Corp.
19,000	4.300%, 03/25/2028	22,314

	Pharmaceuticals - 0.2%
	Merck & Co, Inc.
34,000	2.750%, 02/10/2025	36,734

	TOTAL HEALTH CARE	59,048

	INDUSTRIALS - 2.6%
	Aerospace & Defense - 0.4%
	The Boeing Co.
57,000	4.875%, 05/01/2025	64,336

	Air Freight & Logistics - 0.4%
	FedEx Corp.
42,000	3.800%, 05/15/2025	47,152
	United Parcel Service, Inc.
21,000	3.900%, 04/01/2025	23,622
		70,774
	Commercial Services & Supplies - 0.2%
	Republic Services, Inc.
36,000	1.450%, 02/15/2031	34,768

	Machinery - 0.3%
	Caterpillar Financial Services Corp.
29,000	2.150%, 11/08/2024	30,709
	Deere & Co.
5,000	2.750%, 04/15/2025	5,422
	John Deere Capital Corp.
19,000	2.600%, 03/07/2024	20,294
		56,425

	Road & Rail - 1.3%
	CSX Corp.
13,000	3.800%, 03/01/2028	14,921
	CSX Transportation, Inc.
44,208	6.251%, 01/15/2023	48,650
	Union Pacific Corp.
43,000	3.950%, 09/10/2028	50,110
	Union Pacific Railroad Co 2014-1 Pass Through Trust
108,724	3.227%, 05/14/2026	120,174
		233,855

	TOTAL INDUSTRIALS	460,158

	INFORMATION TECHNOLOGY - 1.5%
	Semiconductors & Semiconductor Equipment - 0.3%
	Intel Corp.
35,000	3.700%, 07/29/2025	39,347
15,000	2.450%, 11/15/2029	16,050
		55,397
	Software - 0.1%
	Oracle Corp.
19,000	2.400%, 09/15/2023	19,953

	Technology Hardware, Storage & Peripherals - 1.1%
	Apple, Inc.
84,000	2.050%, 09/11/2026	89,202
	Hewlett Packard Enterprise Co.
97,000	1.450%, 04/01/2024	99,339
		188,541

	TOTAL INFORMATION TECHNOLOGY	263,891

	MATERIALS - 0.2%
	Chemicals - 0.2%
	DuPont de Nemours, Inc.
21,000	4.493%, 11/15/2025	24,394
11,000	4.725%, 11/15/2028	13,365
		37,759

	TOTAL MATERIALS	37,759

	REAL ESTATE - 0.6%
	Real Estate Management & Development - 0.6%
	Mid-America Apartments LP
12,000	3.600%, 06/01/2027	13,594
	Simon Property Group LP
80,000	3.300%, 01/15/2026	87,716
		101,310

	TOTAL REAL ESTATE	101,310

	UTILITIES - 0.7%
	Electric Utilities - 0.4%
	Duke Energy Corp.
5,000	2.450%, 06/01/2030	5,213
	Florida Power & Light Co.
23,000	2.850%, 04/01/2025	24,983
	NextEra Energy Capital Holdings, Inc.
16,000	2.250%, 06/01/2030	16,520
	Virginia Electric and Power Co.
26,000	3.150%, 01/15/2026	28,680
		75,396
	Multi-Utilities - 0.3%
	Consolidated Edison Co of New York, Inc.
40,000	3.350%, 04/01/2030	45,005

	TOTAL UTILITIES	120,401

	TOTAL CORPORATE BONDS
	(Cost $5,013,147)	4,994,371

	MORTGAGE BACKED SECURITIES - 32.5%
	Fannie Mae-Aces
23,265	3.495%, 01/25/2024[6]	25,089
	Fannie Mae Pool
82,896	2.500%, 08/01/2028	87,175
61,178	5.000%, 11/01/2029	68,263
159,095	3.000%, 07/01/2030	170,049
56,141	4.500%, 01/01/2032	61,940
52,934	2.500%, 06/01/2032	55,691
53,842	3.500%, 02/01/2033	57,932
35,765	3.500%, 12/01/2033	39,010
137,018	4.500%, 05/01/2034	151,660
27,078	4.000%, 11/01/2035	29,574
98,751	4.000%, 06/01/2038	108,426
354,538	2.000%, 08/01/2040	366,433
345,216	2.000%, 11/01/2040	357,086
18,997	4.000%, 01/01/2041	20,909
65,000	1.500%, 02/01/2041	66,138
16,573	3.000%, 09/01/2042	17,859
26,272	3.500%, 01/01/2044	28,867
57,858	4.500%, 03/01/2046	64,787
38,143	3.000%, 04/01/2046	40,499
84,782	3.500%, 05/01/2046	90,735
47,664	3.500%, 06/01/2046	51,359
22,148	3.000%, 10/01/2046	23,513
50,302	3.000%, 02/01/2047	53,686
40,036	3.000%, 04/01/2048	42,224

53,231	2.500%, 04/01/2048	56,096
38,678	3.000%, 12/01/2048	40,919
47,890	3.000%, 12/01/2049	51,243
135,005	2.500%, 07/01/2050	142,258
115,229	3.000%, 07/01/2050	121,351
28,007	3.500%, 08/01/2050	31,714
29,376	2.500%, 10/01/2050	31,544
	Fannie Mae REMICS
172,466	4.000%, 04/25/2033	195,218
49,000	4.000%, 09/25/2033	53,816
37,082	4.500%, 02/25/2038	38,211
30,935	3.500%, 02/25/2043	33,788
176,886	2.500%, 01/25/2048	183,593
30,499	3.500%, 09/25/2048	33,675
134,285	3.000%, 07/25/2049	142,681
	Freddie Mac Gold Pool
65,491	4.500%, 10/01/2028	70,290
31,041	3.000%, 10/01/2028	32,852
44,066	3.500%, 08/01/2032	47,481
186,953	3.000%, 11/01/2032	198,941
37,021	4.000%, 11/01/2033	40,605
26,709	3.500%, 08/01/2036	28,946
40,675	4.500%, 12/01/2039	45,572
24,093	3.500%, 12/01/2042	26,494
109,463	3.500%, 08/01/2046	118,475
71,848	3.000%, 12/01/2046	77,381
34,022	3.000%, 12/01/2046	36,291
	Freddie Mac Multifamily Structured Pass Through Certificates
96,938	0.470% (1 Month LIBOR USD + 0.340%), 07/25/2024	97,259
	Freddie Mac Pool
35,703	4.000%, 07/01/2029	37,944
28,158	3.000%, 09/01/2029	30,216
45,446	3.500%, 07/01/2030	49,145
36,898	3.000%, 02/01/2032	39,610
89,004	3.000%, 12/01/2032	94,186
19,707	3.500%, 11/01/2034	21,203
18,827	3.500%, 01/01/2048	20,090
66,954	2.500%, 11/01/2050	70,546
	Freddie Mac REMICS
28,472	4.000%, 04/15/2030	28,671
45,287	3.000%, 09/15/2037	45,991
15,812	3.000%, 05/15/2039	15,960
343,472	3.000%, 08/15/2040	358,020
63,457	3.000%, 08/15/2044	66,080
84,128	3.250%, 04/15/2053	89,311
	Government National Mortgage Association
50,737	2.200%, 11/16/2043	51,910

	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
23,000	2.822%, 08/17/2049	25,041
	Morgan Stanley Capital I Trust 2016-UBS12
134,000	3.596%, 12/17/2049	150,897
	Morgan Stanley Capital I Trust 2016-UBS9
85,000	3.594%, 03/17/2049	94,150
	UBS Commercial Mortgage Trust
41,000	2.921%, 10/18/2052	44,624
	UBS-Barclays Commercial Mortgage Trust 2013-C5
85,729	2.687%, 03/12/2046	87,677
	Wells Fargo Commercial Mortgage Trust 2016-NXS6
103,000	2.918%, 11/18/2049	112,640
	Wells Fargo Commercial Mortgage Trust 2017-RB1
28,000	3.635%, 03/15/2050	31,837
	WFRBS Commercial Mortgage Trust 2013-C12
110,000	3.198%, 03/17/2048	115,449
	Wells Fargo Mortgage Trust 2021-SAVE A
70,000	0.000%, 02/15/2040[4]	70,000
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $5,777,378)	5,806,796

	U.S. GOVERNMENT AGENCY ISSUE - 1.6%
	Fannie Mae Principal Strip
73,000	0.000%, 05/15/2030	64,215
	Federal Farm Credit Banks Funding Corp.
127,000	0.090% (SOFR + 0.060%), 10/21/2022	127,038
	Ginnie Mae I Pool
44,022	3.020%, 09/15/2041	47,693
	Ginnie Mae II Pool
45,882	5.000%, 07/20/2048	50,278
	TOTAL U.S. GOVERNMENT AGENCY ISSUE
	(Cost $289,367)	289,224

	U.S. GOVERNMENT NOTES/BONDS - 26.9%
	United States Treasury Inflation Indexed Bonds
169,523	0.625%, 01/15/2024	183,289
314,120	0.750%, 07/15/2028	368,375
	United States Treasury Note/Bond
266,000	1.250%, 03/31/2021	266,496
748,000	2.625%, 06/15/2021	754,982
359,000	1.625%, 10/31/2023	373,472
530,000	1.250%, 08/31/2024	548,747
269,000	2.250%, 11/15/2024	288,975
89,000	0.250%, 08/31/2025	88,454
323,000	0.250%, 10/31/2025	320,577
639,000	0.500%, 08/31/2027	630,314
282,000	0.500%, 10/31/2027	277,544

302,000	0.625%, 05/15/2030	290,675
321,000	0.625%, 08/15/2030	308,010
120,000	0.875%, 11/15/2030	117,591
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $4,825,706)	4,817,501

	SHORT-TERM INVESTMENTS - 3.1%
541,649	First American Treasury Obligations Fund - Class X, 0.03% [3]	541,649
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $541,649)	541,649

	TOTAL INVESTMENTS - 100.3%
	(Cost $17,932,599)	17,936,193
	Liabilities in Excess of Other Assets - (0.3)%	(45,183)
	TOTAL NET ASSETS - 100.0%	$17,891,010

LIBOR - London Inter-bank Offered Rate

[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.18% of Net Assets. The total value of these securities is $32,002.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At January 31, 2021, the value of these securities total $70,000, which represents 0.39% of total net assets.

[5]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of January 31, 2021.
[6]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of January 31, 2021.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square McKee Bond Fund
SUMMARY OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset Backed Securities	8.3%
Corporate Bonds
Financials	11.6%
Consumer Discretionary	3.3%
Communication Services	2.9%
Energy	2.7%
Industrials	2.6%
Consumer Staples	1.5%
Information Technology	1.5%
Utilities	0.7%
Real Estate	0.6%
Health Care	0.3%
Materials	0.2%
Total Corporate Bonds	27.9%
Mortgage Backed Securities	32.5%
U.S. Government Agency Issue	1.6%
U.S. Government Notes/Bonds	26.9%
Short-Term Investment	3.1%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

North Square McKee Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$1,454,650	$32,002	$1,486,652
Corporate Bonds[1]	-	4,994,371	-	4,994,371
Mortgage Backed Securities	-	5,806,796	-	5,806,796
U.S. Government Agency Issue	-	289,224	-	289,224
U.S. Government Notes/Bonds	-	4,817,501	-	4,817,501
Short-Term Investment	541,649	-	-	541,649
Total Investments	$541,649	$17,362,542	$32,002	$17,936,193

[1]	For a detailed break-out of corporate bonds by sector and industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
McKee Bond Fund
Beginning balance December 28, 2020*	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain (loss)	-
Total unrealized appreciation (depreciation)	3
Net purchases	31,999
Net sales	-
Balance as of January 31, 2021	$32,002

*	Inception date of the Fund